Goodwill and Purchased Intangibles Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1.4	$ 0